Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	₽ 179,264	₽ 189,879	₽ 197,875
Property, plant and equipment, ending balance	81,345	179,264	189,879
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,770	2,826	2,803
Property, plant and equipment, ending balance	2,893	2,770	2,826
Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	37,511	36,784	40,538
Property, plant and equipment, ending balance	34,902	37,511	36,784
Operating machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	31,894	33,520	36,766
Property, plant and equipment, ending balance	29,767	31,894	33,520
Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,447	12,349	13,093
Property, plant and equipment, ending balance	2,213	2,447	12,349
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	279	287	199
Property, plant and equipment, ending balance	185	279	287
Construction in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	18,974	19,666	17,912
Property, plant and equipment, ending balance	6,233	18,974	19,666
Mining plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	10,848	10,333	12,565
Property, plant and equipment, ending balance	5,152	10,848	10,333
Railway Ulak-Elga [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	74,541	74,114	73,999
Property, plant and equipment, ending balance		74,541	74,114
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	340,187	351,950	344,803
Transfer to right-of-use assets on initial application of IFRS 16		(16,302)
Additions	7,263	8,892	11,474
Change in rehabilitation provision	200	1,163	(289)
Transfer to own property, plant and equipment	62	847
Discontinued operations (Note 25)	(109,974)
Disposals	(4,817)	(5,732)	(4,725)
Exchange differences	1,331	(631)	687
Property, plant and equipment, ending balance	234,252	340,187	351,950
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,824	2,941	3,095
Additions			9
Transfers	1	(9)	1
Disposals	(47)	(24)	(255)
Exchange differences	169	(84)	91
Property, plant and equipment, ending balance	2,947	2,824	2,941
Gross carrying amount [member] | Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	83,337	80,751	80,813
Additions	26	27	10
Change in rehabilitation provision	30	456	(187)
Transfers	4,106	2,606	487
Discontinued operations (Note 25)	(11,804)
Disposals	(377)	(240)	(649)
Exchange differences	553	(263)	277
Property, plant and equipment, ending balance	75,871	83,337	80,751
Gross carrying amount [member] | Operating machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	122,068	121,328	117,638
Transfer to right-of-use assets on initial application of IFRS 16		(1,745)
Additions	1,332	1,180	2,423
Transfers	5,521	3,176	2,750
Transfer to own property, plant and equipment	57	752
Discontinued operations (Note 25)	(4,887)
Disposals	(1,981)	(2,400)	(1,734)
Exchange differences	487	(223)	251
Property, plant and equipment, ending balance	122,597	122,068	121,328
Gross carrying amount [member] | Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	15,768	31,760	30,831
Transfer to right-of-use assets on initial application of IFRS 16		(14,557)
Additions	413	282	2,048
Transfers	117	262	251
Transfer to own property, plant and equipment	5	95
Discontinued operations (Note 25)	(2,379)
Disposals	(954)	(2,045)	(1,410)
Exchange differences	73	(29)	40
Property, plant and equipment, ending balance	13,043	15,768	31,760
Gross carrying amount [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,163	1,172	996
Additions	41	33	83
Transfers	20	21	97
Discontinued operations (Note 25)	(153)
Disposals	(35)	(33)	(32)
Exchange differences	48	(30)	28
Property, plant and equipment, ending balance	1,084	1,163	1,172
Gross carrying amount [member] | Construction in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	21,476	21,888	19,645
Additions	5,442	7,332	6,851
Transfers	(9,772)	(6,752)	(4,099)
Discontinued operations (Note 25)	(9,044)
Disposals	(449)	(990)	(509)
Exchange differences	1	(2)
Property, plant and equipment, ending balance	7,654	21,476	21,888
Gross carrying amount [member] | Mining plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	17,627	16,908	16,977
Additions	9	38	50
Change in rehabilitation provision	170	707	(102)
Transfers	7	(26)	119
Discontinued operations (Note 25)	(5,783)
Disposals	(974)		(136)
Property, plant and equipment, ending balance	11,056	17,627	16,908
Gross carrying amount [member] | Railway Ulak-Elga [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	75,924	75,202	74,808
Transfers		722	394
Discontinued operations (Note 25)	(75,924)
Property, plant and equipment, ending balance		75,924	75,202
Depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(160,923)	(162,071)	(146,928)
Transfer to right-of-use assets on initial application of IFRS 16		6,190
Depreciation charge	(9,758)	(10,961)	(13,634)
Transfer to own property, plant and equipment	(29)	(732)	0
Discontinued operations (Note 25)	14,563
Disposals	4,227	4,490	3,687
Reversal of impairment/ (impairment)	(173)	1,795	(4,840)
Exchange differences	(814)	366	(356)
Property, plant and equipment, ending balance	(152,907)	(160,923)	(162,071)
Depreciation, amortisation and impairment [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(54)	(115)	(292)
Disposals		22	223
Reversal of impairment/ (impairment)		36	(43)
Exchange differences		3	(3)
Property, plant and equipment, ending balance	(54)	(54)	(115)
Depreciation, amortisation and impairment [member] | Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(45,826)	(43,967)	(40,275)
Depreciation charge	(2,695)	(2,781)	(3,550)
Transfers	(399)	(19)	(150)
Discontinued operations (Note 25)	7,934
Disposals	302	193	437
Reversal of impairment/ (impairment)	(25)	634	(319)
Exchange differences	(260)	114	(110)
Property, plant and equipment, ending balance	(40,969)	(45,826)	(43,967)
Depreciation, amortisation and impairment [member] | Operating machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(90,174)	(87,808)	(80,872)
Transfer to right-of-use assets on initial application of IFRS 16		1,102
Depreciation charge	(6,212)	(6,764)	(7,273)
Transfers	(537)	(103)	(35)
Transfer to own property, plant and equipment	(28)	(638)
Discontinued operations (Note 25)	2,744
Disposals	1,842	2,228	1,628
Reversal of impairment/ (impairment)	(37)	1,617	(1,065)
Exchange differences	(428)	192	(191)
Property, plant and equipment, ending balance	(92,830)	(90,174)	(87,808)
Depreciation, amortisation and impairment [member] | Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(13,321)	(19,411)	(17,738)
Transfer to right-of-use assets on initial application of IFRS 16		5,088
Depreciation charge	(583)	(882)	(2,253)
Transfers	(30)	(43)	5
Transfer to own property, plant and equipment	(1)	(94)
Discontinued operations (Note 25)	2,240
Disposals	948	1,996	1,312
Reversal of impairment/ (impairment)		(9)	(709)
Exchange differences	(83)	34	(28)
Property, plant and equipment, ending balance	(10,830)	(13,321)	(19,411)
Depreciation, amortisation and impairment [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(884)	(885)	(797)
Depreciation charge	(51)	(53)	(99)
Transfers	(2)	1	23
Discontinued operations (Note 25)	78
Disposals	2	21	27
Reversal of impairment/ (impairment)		9	(15)
Exchange differences	(42)	23	(24)
Property, plant and equipment, ending balance	(899)	(884)	(885)
Depreciation, amortisation and impairment [member] | Construction in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(2,502)	(2,222)	(1,733)
Transfers	986	163	24
Disposals	200	30	23
Reversal of impairment/ (impairment)	(105)	(473)	(536)
Property, plant and equipment, ending balance	(1,421)	(2,502)	(2,222)
Depreciation, amortisation and impairment [member] | Mining plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(6,779)	(6,575)	(4,412)
Depreciation charge	(144)	(186)	(180)
Transfers	(18)	1	133
Discontinued operations (Note 25)	111
Disposals	933		37
Reversal of impairment/ (impairment)	(6)	(19)	(2,153)
Exchange differences	(1)
Property, plant and equipment, ending balance	(5,904)	(6,779)	(6,575)
Depreciation, amortisation and impairment [member] | Railway Ulak-Elga [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(1,383)	(1,088)	(809)
Depreciation charge	(73)	(295)	(279)
Discontinued operations (Note 25)	₽ 1,456
Property, plant and equipment, ending balance		₽ (1,383)	₽ (1,088)